SUBSIDIARIES - Schedule Of Summarized Financial Information Before Intra-Group Eliminations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Non-controlling interests	$ (134,741)	$ (122,642)
Revenue	75,731	62,752
Net income (loss) attributable to:
Non-controlling interests	8,422	841
Shareholders	3,966	(134)
Net income	12,388	707
Other comprehensive income (loss) attributable to:
Non-controlling interests	3,390	1,495
Shareholders	1,844	818
Other comprehensive income	5,234	2,313
BEP
Disclosure of subsidiaries [line items]
Current assets	2,861	1,742
Non-current assets	53,006	47,980
Current liabilities	(3,222)	(2,761)
Non-current liabilities	(28,649)	(25,194)
Revenue	4,096	3,810
Net income (loss) attributable to:
Shareholders	(217)	(207)
Net income	(66)	(45)
Other comprehensive income (loss) attributable to:
Shareholders	931	653
Other comprehensive income	2,766	2,274
BIP
Disclosure of subsidiaries [line items]
Current assets	4,896	3,711
Non-current assets	69,065	57,620
Current liabilities	(8,661)	(5,524)
Non-current liabilities	(38,909)	(34,134)
Revenue	11,537	8,885
Net income (loss) attributable to:
Shareholders	230	41
Net income	2,719	904
Other comprehensive income (loss) attributable to:
Shareholders	63	20
Other comprehensive income	260	(62)
BBU
Disclosure of subsidiaries [line items]
Current assets	15,418	14,493
Non-current assets	48,801	40,253
Current liabilities	(13,912)	(12,133)
Non-current liabilities	(37,307)	(31,276)
Revenue	46,587	37,635
Net income (loss) attributable to:
Shareholders	307	(106)
Net income	2,153	580
Other comprehensive income (loss) attributable to:
Shareholders	65	47
Other comprehensive income	283	72
BPG [Member]
Disclosure of subsidiaries [line items]
Current assets	23,487	12,270
Non-current assets	140,510	132,178
Current liabilities	(34,158)	(27,949)
Non-current liabilities	(69,771)	(63,823)
Revenue	9,955	8,883
Net income (loss) attributable to:
Shareholders	1,616	(1,321)
Net income	5,447	(1,657)
Other comprehensive income (loss) attributable to:
Shareholders	442	401
Other comprehensive income	1,299	865
Non-controlling interests
Disclosure of subsidiaries [line items]
Non-controlling interests	(88,386)	(86,804)
Non-controlling interests | BEP
Disclosure of subsidiaries [line items]
Non-controlling interests	(19,355)	(17,194)
Net income (loss) attributable to:
Non-controlling interests	151	162
Other comprehensive income (loss) attributable to:
Non-controlling interests	1,835	1,621
Non-controlling interests | BIP
Disclosure of subsidiaries [line items]
Non-controlling interests	(23,695)	(19,753)
Net income (loss) attributable to:
Non-controlling interests	2,489	863
Other comprehensive income (loss) attributable to:
Non-controlling interests	197	(82)
Non-controlling interests | BBU
Disclosure of subsidiaries [line items]
Non-controlling interests	(10,197)	(9,162)
Net income (loss) attributable to:
Non-controlling interests	1,846	686
Other comprehensive income (loss) attributable to:
Non-controlling interests	218	25
Non-controlling interests | BPG [Member]
Disclosure of subsidiaries [line items]
Non-controlling interests	(28,064)	(33,345)
Net income (loss) attributable to:
Non-controlling interests	3,831	(336)
Other comprehensive income (loss) attributable to:
Non-controlling interests	857	464
Equity attributable to Brookfield | BEP
Disclosure of subsidiaries [line items]
Non-controlling interests	(4,641)	(4,573)
Equity attributable to Brookfield | BIP
Disclosure of subsidiaries [line items]
Non-controlling interests	(2,696)	(1,920)
Equity attributable to Brookfield | BBU
Disclosure of subsidiaries [line items]
Non-controlling interests	(2,803)	(2,175)
Equity attributable to Brookfield | BPG [Member]
Disclosure of subsidiaries [line items]
Non-controlling interests	$ (32,004)	$ (19,331)